Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (2,642,684)	$ (3,122,592)	$ (6,083,379)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance loss of warrants		133,325
Insurance costs allocated to warrant liability		465,577
Change in fair value of warrant liability	(907,424)	(2,878,660)
Depreciation, depletion and amortization	702,217	1,139,723	810,855
Amortization of deferred charges	75,306	75,306	78,991
Amortization on Right of Use Asset	472,777	353,997
Amortization of issuance discount on Convertible note	(52,144)	646,250
Allowance on other receivable	59,604
Share-based compensation		526,496	1,288,583
Issuance of shares for compensation of employee and non-employee services		210,773	225,776
Post-employment benefits costs	27,205	43,438	77,396
Changes in operating assets and liabilities
Accounts receivable	(114,182)	529,588	134,213
Prepayment and other current assets	(1,026,079)	(564,100)	(234,065)
Other non-current assets	755,303	(98,727)	209,002
Accounts payable	102,925	(255,154)
Other current liabilities		(2,649)	1,469
Accrued expenses	128,133	(119,853)	(40,403)
Taxes payable	(87,099)	63,121	(17,094)
Operating lease liabilities	(472,777)	(353,997)
Net cash used in operating activities	(2,978,919)	(3,208,138)	(3,548,656)
Cash flows from investing activities
Oil and gas exploration and development costs	(419,459)	(5,414,817)	(2,448,270)
Purchase of property and equipment		(1,684)	(311,559)
Net cash used in investing activities	(419,459)	(5,416,501)	(2,759,829)
Cash flows from financing activities
Proceeds from issuance of convertible notes and warrants, net of issuance cost		8,589,000
Proceeds from exercise of warrant shares		1,950,000
Proceeds from issuance of ordinary shares by ATM offering, net of issuance cost		4,366,642
Repayment of bank loan		(980,452)
Repayment of long term loan to a third party		(1,000,000)
Net cash provided by financing activities		12,925,190
Net change in cash and restricted cash	(3,398,378)	4,300,551	(6,308,485)
Cash and restricted cash at beginning of year	7,395,565	3,095,014	9,403,499
Cash and restricted cash at end of year	3,997,187	7,395,565	3,095,014
Supplementary disclosure of cash flow information:
Interest		23,836	15,673
Income tax
Reconciliation of cash and restricted cash
Cash	2,009,687	5,895,565	595,014
Restricted Cash - current	1,567,500		1,000,000
Restricted Cash - non-current	420,000	1,500,000	1,500,000
Non-cash investing and financing activities
Addition of asset retirement obligations	42,998	188,873
Purchase of oil and gas property financed by accounts payable			1,061,945
Conversion of Convertible Note to ordinary shares		4,033,040
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 169,094	$ 705,443